Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 71,178	$ 81,756
Gross unrealized gains	743	698
Gross unrealized losses	(378)	(534)
Fair value	71,543	81,920
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,339	2,562
Gross unrealized gains	1	1
Gross unrealized losses	(82)	(22)
Fair value	2,258	2,541
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,286	3,237
Gross unrealized gains	4	27
Gross unrealized losses	(136)	(31)
Fair value	3,154	3,233
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	31,157	38,523
Gross unrealized gains	418	323
Gross unrealized losses	(142)	(322)
Fair value	31,433	38,524
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,805	7,336
Gross unrealized gains	7	11
Gross unrealized losses	(1)	(2)
Fair value	5,811	7,345
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,443	2,418
Gross unrealized gains	3	5
Gross unrealized losses	(11)	(53)
Fair value	2,435	2,370
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,332	7,504
Gross unrealized gains	1
Gross unrealized losses	(2)	(90)
Fair value	7,331	7,414
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	609	859
Gross unrealized gains	6	2
Gross unrealized losses		(7)
Fair value	615	854
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,941	19,041
Gross unrealized gains	64	76
Gross unrealized losses	(4)	(3)
Fair value	18,001	19,114
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	266	276
Gross unrealized gains	239	253
Gross unrealized losses		(4)
Fair value	$ 505	$ 525